SCHEDULE OF TRADE PAYABLES TO CUSTOMERS (Details) - Mango Financial Group Limited [Member]	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Restructuring Cost and Reserve [Line Items]
Total Trade payable	$ 7,094,148	$ 55,476,232	$ 3,802,657
Third Parties [Member]
Restructuring Cost and Reserve [Line Items]
Total Trade payable		15,467,627	3,704,052
Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Total Trade payable		$ 40,008,605	$ 98,605